Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 5,341,850	$ 9,063,137	$ 8,700,332
Costs of services	1,934,237	2,342,276	2,228,307
Gross profit	3,407,613	6,720,861	6,472,025
Operating costs and expenses:
Selling expenses	1,732,758	2,310,188	1,965,102
General and administrative	3,148,256	3,115,120	1,863,290
Total operating costs and expenses	4,881,014	5,425,308	3,828,392
Income (loss) from operations	(1,473,401)	1,295,553	2,643,633
Other (income) expenses:
Other income	(71,640)	(55,000)
Interest income	(9,537)	(35,293)	(79,921)
Foreign exchange gain	(743)	(23,262)
Total other (income) expenses	(81,920)	(113,555)	(79,921)
Income (loss) before provision for income taxes	(1,391,481)	1,409,108	2,723,554
Current income tax expense	13,889	397,553	572,082
Deferred income tax expense (recovery)	(321,057)		96,714
Income taxes expense	(307,168)	397,553	668,796
Net income	(1,084,313)	1,011,555	2,054,758
Comprehensive income (loss)	$ (1,084,313)	$ 1,011,555	$ 2,054,758
Basic & diluted net income (loss) per share (in Dollars per share)	$ (0.12)	$ 0.13	$ 0.26
Weighted average number of ordinary shares-basic and diluted (in Shares)	9,160,447	7,938,000	7,938,000